GENERAL (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Apr. 08, 2014	Dec. 31, 2013	Jan. 21, 2013
Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 2,050
Cyberseal [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					$ 1,166
Technology [Member] | Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 1,337	1,337
Technology [Member] | Cyberseal [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 457	457
Customer relationships [Member] | Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 315	315
Customer relationships [Member] | Cyberseal [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 386	386
Backlog [Member] | Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 398	$ 398
Backlog [Member] | Cyberseal [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 323	$ 323